Share-Based Payment (Details)				1 Months Ended	12 Months Ended
	Jun. 05, 2026	Apr. 20, 2026	Jan. 15, 2026	Jun. 21, 2021 shares	Dec. 31, 2025 years shares
Share-Based Payment [Line Items]
Share options				11
Vesting expire term | years					10
Forecast [Member]
Share-Based Payment [Line Items]
Number of ordinary shares reserved and available for issue					13,559
Reverse stock split	1:20	1:50
Subsequent Event [Member]
Share-Based Payment [Line Items]
Reverse stock split			1:15